Income taxes (Details textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
IncomeTaxes [Line Items]
Applicable tax rate			27.00%	25.50%	24.00%
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits			In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely. Argentina, Uruguay and Paraguay tax losses expire after 5 years and Bolivia tax losses expire after 3 years.
Revaluation Of Assets Terms And Condition One			the remaining useful life of the assets to be re-evaluated can never be less than 5 years.
Revaluation Of Assets Terms And Condition Two			In the case of sale in the first two years, the value of the revaluation to be considered is reduced by 60% (first year) or 30% (second year)
Property, plant and equipment, revaluation surplus			$ 6,821,753
Bottom of range [member]
IncomeTaxes [Line Items]
Special Tax On Revaluation Value			8.00%
Top of range [member]
IncomeTaxes [Line Items]
Special Tax On Revaluation Value			10.00%
CHILE
IncomeTaxes [Line Items]
Applicable tax rate				25.50%	24.00%	22.50%	21.00%	20.00%
CHILE | Scenario plan for tax rate [Member]
IncomeTaxes [Line Items]
Applicable tax rate			27.00%
ARGENTINA
IncomeTaxes [Line Items]
Applicable tax rate		35.00%
Applicable excise tax rate				8.00%
Earnings retention ratio	13.00%	0.00%
ARGENTINA | Scenario plan for tax rate [Member]
IncomeTaxes [Line Items]
Applicable tax rate	25.00%	30.00%	25.00%
Applicable excise tax rate			14.00%
Earnings retention ratio		7.00%	13.00%
April 2014 [Member]
IncomeTaxes [Line Items]
Receivable related to first category income tax refunds			$ 968,195